Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2014	(Level 1)	(Level 2)	(Level 3)

		U.S. Dollars

Liabilities
Foreign currency
derivative contracts	89	-	89	-
Contingent consideration	1,900	-	-	1,900

Total Liabilities	1,989	-	89	1,900

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2013	(Level 1)	(Level 2)	(Level 3)

		U.S. Dollars

Assets
Foreign currency
derivative contracts	7	-	7	-
Total Assets	7	-	7	-
Liabilities
Contingent consideration	2,030	-	-	2,030

Total Liabilities	2,030	-	-	2,030

Roll-Forward of The Fair Value of Level 3 Liabilities

Level 3
U.S. Dollars
Contingent
consideration

December 31, 2013	2,030
Settlement of liabilities	(268)
Revaluation of fair value included in statement of operations	138

December 31, 2014	1,900
Level 3
U.S. Dollars
Contingent
consideration

December 31, 2012	5,303
Settlement of liabilities	(639)
Revaluation of fair value included in statement of operations	(2,634)

December 31, 2013	2,030